Related Party Transactions (Details) € in Millions		1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Jan. 07, 2022 USD ($)	Apr. 30, 2022 USD ($) shares	Nov. 30, 2019 USD ($) installment	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) entity shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Jun. 07, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jan. 07, 2022 EUR (€)	Oct. 31, 2021 USD ($)	Oct. 30, 2019
Related Party Transaction [Line Items]
Common stock issuance							$ 53,407,000					$ 182,498,000
Payments to acquire equity Interest								$ 54,889,000	$ 100,579,000
Amount due to related parties				$ 2,223,000				2,223,000		$ 1,102,000		882,000
Professional fees										34,710,000		12,541,000	$ 5,828,000
Principal				13,233,000				13,233,000		57,811,000		565,000
Notes receivable from related party				400,000				400,000		697,000		0
Amount due from related parties				534,000				$ 534,000		$ 266,000		$ 240,000
Option exercise (in shares) | shares								72,334		5,589,084		2,421,657
Common stock issuance for convertible note				7,523,000			140,126,000			$ 157,766,000		$ 45,666,000	$ 23,005,000
Energica
Related Party Transaction [Line Items]
Equity method investment, ownership percentage																	20.00%
Service agreement with SSSIG
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction					$ 400,000	$ 400,000					$ 1,400,000
Amount due from related parties					400,000				400,000
Professional fees									400,000	400,000		700,000
Due to other related parties										600,000
Glory
Related Party Transaction [Line Items]
Amount due to related parties										500,000
Due to other related parties				200,000				$ 200,000		200,000
Affiliated Entity
Related Party Transaction [Line Items]
Principal	$ 5,700,000															€ 5.0
Notes receivable from related party										700,000
Interest income recognized								28,476		6,476
Amount due from related parties															$ 1,800,000
Option exercise (in shares) | shares		847,156
Options exercise		$ 1,300,000
Common stock issuance for convertible note		1,800,000
Cash consideration		$ 3,100,000
Affiliated Entity | FNL Technologies
Related Party Transaction [Line Items]
Note receivable														$ 1,000,000.0
Fixed interest rate														6.00%
Promissory note impairment				600,000
Affiliated Entity | Euribor
Related Party Transaction [Line Items]
Interest rate	2.00%
Affiliated Entity | Revolving Credit Facility
Related Party Transaction [Line Items]
Note receivable																	$ 4,500,000
Vice Chairman
Related Party Transaction [Line Items]
Amount due from related parties					100,000				100,000
Borrowing from Dr. Wu. and his affiliates
Related Party Transaction [Line Items]
Amount due to related parties				200,000				200,000		200,000		200,000
Payables from related party				700,000				700,000		700,000		600,000
Shenma
Related Party Transaction [Line Items]
Common stock issuance			$ 4,900,000
Number of installments | installment			6
Payments to acquire equity Interest										500,000		$ 500,000
Tree Technologies Sdn. Bhd. | Affiliated Entity
Related Party Transaction [Line Items]
Amount due from related parties				300,000				300,000
Grapevine Logic, Inc. ("Grapevine") | Paycheck Protection Program | Unsecured Debt
Related Party Transaction [Line Items]
Due to other related parties				100,000				100,000		100,000
Energica | Affiliated Entity
Related Party Transaction [Line Items]
Notes receivable from related party							1,400,000
Energica
Related Party Transaction [Line Items]
Amount due to related parties				1,200,000				1,200,000
Cost of revenue from related party				$ 100,000				$ 400,000
Number of related party entities | entity								3
Energica | Energica
Related Party Transaction [Line Items]
Equity method investment, ownership percentage																	20.00%
Energica | Affiliated Entity
Related Party Transaction [Line Items]
Notes receivable from related party							$ 1,100,000
Ocasia
Related Party Transaction [Line Items]
Amount due from related parties					$ 200,000				$ 200,000
Qianxi | Shenma
Related Party Transaction [Line Items]
Percentage of ownership interest			1.72%															1.72%
Payments to acquire equity Interest								$ 500,000		$ 500,000